Net Loss Per Share - Schedule of Calculation of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss for basic and diluted earnings per common share	$ (76,356)	$ (46,689)
Unpaid cumulative dividends on preferred stock	(38,672)	(36,758)
Net loss allocated to common shareholders	$ (115,028)	$ (83,447)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted (in shares)	2,126,346,000	1,959,165,000
Weighted average shares outstanding of Class B common stock - diluted (in shares)	2,126,346,000	1,959,165,000
Basic and diluted net income (loss) per share - basic (in dollars per share)	$ (54.10)	$ (42.59)
Basic and diluted net income (loss) per share - diluted (in dollars per share)	$ (54.10)	$ (42.59)